Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2024
Discontinued operations
Schedule of profit (loss) for the year and cash flows from discontinued operations

a. The results and cash flows from discontinued operations for the year ended December 31, 2022, are shown below:

	Oxiteno	Extrafarma	Eliminations (*)	Ultrapar	12/31/2022
Net revenue from sales and services	2,039,287	1,235,487	(7,241)	‐	3,267,533
Cost of products and services sold	(1,580,000)	(912,310)	7,241	‐	(2,485,069)
Gross profit	459,287	323,177	‐	‐	782,464
Selling, marketing and administrative	(201,365)	(438,601)	‐	‐	(639,966)
Other operating income (expenses), net	10,736	(5,951)	‐	241,325	246,110
Operating income (loss)	268,658	(121,375)	‐	241,325	388,608
Share of profit (loss) of subsidiaries, joint ventures and associates	(231)	‐	‐	‐	(231)
Income (loss) before financial result and income and social contribution taxes	268,427	(121,375)	‐	241,325	388,377
Financial result, net	23,153	(25,059)	54,431	‐	52,525
Income (loss) before income and social contribution taxes	291,580	(146,434)	54,431	241,325	440,902
Income and social contribution taxes	(16,924)	20,826	(18,507)	(202,895)	(217,500)
Net effect of cessation of depreciation (i)	51,372	27,084	‐	‐	78,456
Net income (loss) for the year	326,028	(98,524)	35,924	38,430	301,858

(*)	Elimination between continuing and discontinued operations related to the intercompany loan between Ultrapar International and Oxiteno.
(i)	As of January 1, 2022, the depreciation and amortization of assets classified as held for sale ceased, in compliance with item 25 of IFRS 5.

	Oxiteno	Extrafarma	Eliminations	12/31/2022
Net cash (consumed) provided by operating activities	(81,558)	(68,370)	180,478	30,550
Net cash (consumed) provided by investing activities	1,011,736	(25,323)	(1,206,603)	(220,190)
Net cash (consumed) provided by financing activities	(1,245,754)	40,585	1,026,144	(179,025)
Effect of exchange rate variation on cash and cash equivalents in foreign currency	(19,316)	‐	‐	(19,316)
Increase (decrease) in cash and cash equivalents	(334,892)	(53,108)	19	(387,981)